American Funds Insurance Series® Prospectus Supplement February 22, 2019

For Class 1, Class 1A, Class 2 and Class 4 shares prospectuses each dated May 1, 2018 (each as supplemented to date):

Global Growth Fund	International Growth and Income Fund
Global Small Capitalization Fund	Capital Income Builder®
Growth Fund	Asset Allocation Fund
International Fund	Global Balanced Fund
New World Fund®	Bond Fund
Blue Chip Income and Growth Fund	Global Bond Fund
Global Growth and Income Fund	High-Income Bond Fund
Growth-Income Fund

The following paragraph is being added above the sentence that reads “The following are principal risks associated with the fund’s investment strategies” in the “Investment objectives, strategies and risks” section of the prospectus for each of the funds listed above:

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

Keep this supplement with your prospectus.

Lit. No. INA8BS-067-0219O CGD/8024-S70359

American Funds Insurance Series® Prospectus Supplement February 22, 2019

For Class 3 shares prospectus dated May 1, 2018 (as supplemented to date):

Growth Fund	Asset Allocation Fund
International Fund	High-Income Bond Fund
Growth-Income Fund

The following paragraph is being added above the sentence that reads “The following are principal risks associated with the fund’s investment strategies” in the “Investment objectives, strategies and risks” section of the prospectus for each of the funds listed above:

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

Keep this supplement with your prospectus.

Lit. No. INA8BS-066-0219O CGD/8024-S70360

American Funds Insurance Series® Prospectus Supplement February 22, 2019 (for prospectuses dated May 1, 2018, each as supplemented to date)

Class P1 and Class P2 shares
Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Blue Chip Income and Growth Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund

The following paragraph is being added above the sentence that reads “The following are principal risks associated with the fund’s investment strategies” in the “Investment objectives, strategies and risks” section of the prospectus for each of the funds listed above:

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

Keep this supplement with your prospectus.

Lit. No. INP8BS-020-0219O CGD/8024-S70433

American Funds Insurance Series® Portfolio SeriesSM Prospectus Supplement February 22, 2019 (for prospectuses dated May 1, 2018)

Class 1, Class 1A, Class 2 and Class 4 shares	Class P1 and P2 shares
American Funds Global Growth Portfolio	American Funds Managed Risk Growth Portfolio
American Funds Growth and Income Portfolio	American Funds Managed Risk Growth and Income Portfolio
American Funds Managed Risk Global Allocation Portfolio

The following paragraph is being added above the sentence that reads “The following are principal risks associated with the fund’s investment strategies” in the “Investment objectives, strategies and risks” section of the prospectus for each of the funds listed above:

An underlying fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When an underlying fund invests in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which an underlying fund invests but does not bear additional management fees through an underlying fund’s investment in such Central Funds. The investment results of the portions of an underlying fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

Keep this supplement with your prospectus.

Lit. No. INS8BS-008-0219O CGD/8024-S70434

American Funds Insurance Series® Corporate Bond Fund Prospectus Supplement February 22, 2019 (for Class 1, Class 1A, Class 2 and Class 4 shares prospectus dated May 1, 2018)

The following paragraph is being added above the sentence that reads “The following are principal risks associated with the fund’s investment strategies” in the “Investment objective, strategies and risks” section of the prospectus:

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

Keep this supplement with your prospectus.

Lit. No. INA8BS-065-0219O CGD/8024-S70361

American Funds Insurance Series®

Statement of Additional

Information Supplement

February 22, 2019

(for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares statement of additional information dated May 1, 2018, as supplemented to date)

The paragraph under the subheading “Cash and cash equivalents” in the “Description of certain securities, investment techniques and risks” section is amended to read as follows:

The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-064-0219O CGD/8024-S70331

American Funds Insurance Series®

Managed Risk Funds

Statement of Additional

Information Supplement

February 22, 2019

(for Class P1 and Class P2 shares statement of additional
information dated May 1, 2018)

The paragraphs under the subheading “Cash and cash equivalents” of “The underlying funds” subsection in the “Description of certain securities, investment techniques and risks” section is amended to read as follows:

An underlying fund may also hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

There is no limit on the extent to which an underlying fund may take temporary defensive measures. In taking such measures, an underlying fund may fail to achieve its investment objective.

Keep this supplement with your statement of additional information.

Lit. No. INP8BS-019-0219O CGD/8024-S70419

American Funds Insurance Series®

Portfolio SeriesSM

Statement of Additional

Information Supplement

February 22, 2019

(for Class 1, Class 1A, Class 2, Class 4, Class P1 and
Class P2 shares statement of additional information
dated May 1, 2018)

The paragraph under the subheading “Cash and cash equivalents” of “The underlying funds” subsection in the “Description of certain securities, investment techniques and risks” section is amended to read as follows:

An underlying fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Keep this supplement with your statement of additional information.

Lit. No. INS8BS-007-0219O CGD/8024-S70418